STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 348,912	$ 3,876	$ 135,674	$ 89,978	$ (12,240)	$ (259)	$ 131,883
Balance (in shares) at Dec. 31, 2011		13,596,000
Net income	46,172	0	0	23,373	0	0	23,766
Other comprehensive income (loss)	6,266	0	0	0	5,140	0	1,126
Stock-based Compensation expenses (Note 12a)	4,920	0	1,988	0	0	0	2,932
Non-controlling interests changes due to holding changes, including exercise of employees stock options and repurchase of shares by subsidiaries	(5,806)	0	(1,733)	0	0	0	(4,073)
Acquisition of non-controlling interests	73,313	0	(3,162)	0	0	0	76,475
Non-controlling interest as part of acquisitions	175	0	0	0	0	0	175
Return of prior year Formula’s shareholders’ dividend withheld tax	76	0	0	76	0	0	0
Dividend to non- controlling interests in subsidiaries	(11,041)	0	0	0	0	0	(11,041)
Balance at Dec. 31, 2012	463,954	3,876	132,767	113,427	(7,100)	(259)	221,243
Balance (in shares) at Dec. 31, 2012		13,596,000
Net income	106,461	0	0	80,687	0	0	24,039
Other comprehensive income (loss)	12,844	0	0	0	6,089	0	6,755
Stock-based Compensation expenses (Note 12a)	3,978	0	1,988	0	0	0	1,990
Exercise of employees stock options (Note 12a)	3	305	(302)	0	0	0	0
Exercise of employees stock options (Note 12a) (in shares)		1,122,782
Non-controlling interests changes due to holding changes, including exercise of employees stock options and repurchase of shares by subsidiaries	(81,392)	0	(715)	0	0	0	(80,677)
Acquisition of non-controlling interests	(2,790)	0	(1,413)	0	0	0	(1,377)
Dividend to Formula's shareholders	(10,009)	0	0	(10,009)	0	0	0
Dividend to non- controlling interests in subsidiaries	(15,159)	0	0	0	0	0	(15,159)
Balance at Dec. 31, 2013	476,155	4,181	132,325	184,105	(1,011)	(259)	156,814
Balance (in shares) at Dec. 31, 2013		14,718,782
Net income	94,685	0	0	80,833	0	0	13,698
Other comprehensive income (loss)	(7,074)	0	0	0	(15,900)	0	(6,780)
Stock-based Compensation expenses (Note 12a)	4,983	0	4,676	0	0	0	307
Exercise of employees stock options (Note 12a)	0	3	(3)	0	0	0	0
Exercise of employees stock options (Note 12a) (in shares)		10,000
Non-controlling interests changes due to holding changes, including exercise of employees stock options and repurchase of shares by subsidiaries	367	0	(361)	0	0	0	728
Acquisition of non-controlling interests	(1,257)	0	(599)	0	0	0	(658)
Consolidation of affiliate	183,978				5,115		178,863
Deconsolidation of subsidiary	(55,179)	0	0	0	10,491	0	(65,670)
Dividend to Formula's shareholders	(14,940)	0	0	(14,940)	0	0	0
Dividend to non- controlling interests in subsidiaries	(11,391)	0	0	0	0	0	(11,391)
Balance at Dec. 31, 2014	$ 654,567	$ 4,184	$ 136,038	$ 249,998	$ (1,305)	$ (259)	$ 265,911
Balance (in shares) at Dec. 31, 2014		14,728,782